Registration Nos. 333-288967

811-23394

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 6	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

(Check appropriate box or boxes.)

LOOMIS SAYLES CREDIT INCOME OPPORTUNITIES FUND

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2139

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street

Boston, Massachusetts 02199-8197

(Name and Address of Agent for Service)

Copy to:

Michael G. Doherty, Esq.

Jessica Reece, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:    .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:    .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:    .

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Part A is incorporated by reference to Pre-Effective Amendment No. 4 filed on April 28, 2026

Part B is incorporated by reference to Pre-Effective Amendment No. 4 filed on April 28, 2026

Registration Nos. 333-288967

811-23394

LOOMIS SAYLES CREDIT INCOME OPPORTUNITIES FUND

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by amendment.

2.	Exhibits:

(a)	Amended and Restated Declaration of Trust dated October 30, 2025, incorporated by reference to exhibit (a)(1) to Pre-Effective Amendment No. 1 filed on November 17, 2025.

(b)	Amended and Restated By-Laws dated October 30, 2025, incorporated by reference to exhibit (b)(1) to Pre-Effective Amendment No. 1 filed on November 17, 2025.

(c)	Not applicable.

(d)	Rights of shareholders are described in Article V of the Amended and Restated Declaration of Trust is incorporated by reference to exhibit (a)(1) to Pre-Effective Amendment No. 1 filed on November 17, 2025.

(e)	Dividend Reinvestment Plan dated March 12, 2026 is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(f)	Not applicable.

(g)	Advisory Agreement dated April 22, 2026 between the Registrant and Loomis, Sayles & Company, L.P., is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(h)	(1) Distribution Agreement dated April 22, 2026 between the Registrant and Natixis Distribution is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(2) Form of Dealer Agreement used by Natixis Distribution is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(i)	Not applicable

(j)	(1) Master Custodian Agreement dated September 1, 2005 among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(2) Amendment No. 1 dated September 15, 2006 to Master Custodian Agreement dated September 1, 2005 among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

	(3)	Amendment to Master Custody Agreement dated October 14, 2016 among Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis ETF Trust and State Street Bank and Trust Company is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

	(4)	Amended Appendix A and B dated December 13, 2023 to Master Custody Agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust, Natixis ETF Trust II and State Street is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

	(5)	Amendment Appendix A dated March 16, 2026 to Master Custody Agreement among the Registrant, on behalf of its respective series, Gateway Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust, Natixis ETF Trust II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(k)	Other Material Contracts

	(1)	Transfer Agency and Services Agreement dated March 6, 2026 between the Registrant and Ultimus Fund Solutions, LLC (“Ultimus”) is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(2)

		(i)	Administrative Services Agreement dated January 3, 2005 among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement with Natixis Advisors is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(iii)	Second Amendment dated January 1, 2006 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(iv)	Third Amendment dated July 1, 2007 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

		(x)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xiii)	Twelfth Amendment dated February 25, 2010 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xiv)	Thirteenth Amendment dated July 1, 2010 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xv)	Fourteenth Amendment dated September 21, 2010 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xvi)	Fifteenth Amendment dated December 14, 2010 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xvii)	Sixteenth Amendment dated July 1, 2011 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xviii)	Seventeenth Amendment dated September 16, 2011 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xix)	Eighteenth Amendment dated March 28, 2012 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xx)	Nineteenth Amendment dated June 29, 2012 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxi)	Twentieth Amendment dated November 16, 2012 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxii)	Twenty-First Amendment dated September 26, 2013 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxiii)	Twenty-Second Amendment dated February 10, 2014 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxiv)	Twenty-Third Amendment dated July 1, 2014 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxv)	Twenty-Fourth Amendment dated July 10, 2014 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxvi)	Twenty-Fifth Amendment dated September 30, 2014 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxvii)	Twenty-Sixth Amendment dated December 1, 2014 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxviii)	Twenty-Seventh Amendment dated June 30, 2015 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxix)	Twenty-Eighth Amendment dated November 30, 2015 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxx)	Twenty-Ninth Amendment dated March 31, 2016 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxi)	Thirtieth Amendment dated October 14, 2016 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxii)	Thirty-First Amendment dated November 30, 2016 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxiii)	Thirty-Second Amendment dated February 28, 2017 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxiv)	Thirty-Third Amendment dated December 26, 2017 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxv)	Thirty-Fourth Amendment dated July 1, 2018 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxvi)	Thirty-Fifth Amendment dated December 28, 2018 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxvii)	Thirty-Sixth Amendment dated July 1, 2019 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxviii)	Thirty-seventh Amendment dated September 11, 2020 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xxxix)	Thirty-eighth Amendment dated September 29, 2020 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xl)	Thirty-ninth Amendment dated December 15, 2020 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xli)	Fortieth Amendment dated December 15, 2021 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xlii)	Forty-first Amendment dated June 28, 2023 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xliii)	Forty-second Amendment dated December 13, 2023 to the Administrative Services Agreement is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(xliv)	Forty-Third Amendment dated March 13, 2026 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Natixis ETF Trust, Natixis ETF Trust II and Natixis Advisors is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(3) Loomis Sayles Fee Waiver/Expense Reimbursement Undertaking between Loomis Sayles and the Registrant is incorporated by reference to exhibit (k)(3) to Pre-Effective Amendment No. 5 filed on May 6, 2026.

(l)	Opinion and consent of Ropes & Gray LLP is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm was previously filed.

(o)	Not applicable.

(p)	Initial Capital Agreement dated March 2, 2026 between the Registrant and Natixis Investment Managers, LLC is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(q)	Not applicable.

(r)	(1) Code of Ethics of Registrant dated September 14, 2007 as amended December 9, 2025 is incorporated by reference to exhibit (e) to Pre-Effective Amendment No. 4 filed on April 28, 2026.

(2) Code of Ethics dated January 14, 2000, as amended December 2025 for Loomis Sayles is incorporated by reference to exhibit (r)(2) to Pre-Effective Amendment No. 2 filed on March 20, 2026.

(3) Code of Ethics dated October 1, 2007, as amended January 2026 for Natixis Advisors and Natixis Distribution is incorporated by reference to exhibit (r)(3) to Pre-Effective Amendment No. 2 filed on March 20, 2026.

(s)	Power of Attorney for Kevin P. Charleston, Edmond J. English, David L. Giunta, Richard A. Goglia, Marina Gross, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail, Kirk A. Sykes, and Cynthia L. Walker dated and effective January 2, 2026, designating Michael G. Doherty, Matthew J. Block and Susan McWhan Tobin as attorneys to sign for each Trustee is incorporated by reference to exhibit (s) to Pre-Effective Amendment No. 2 filed on March 10, 2026.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution

To be provided by amendment.

Item 28. Persons Controlled by or Under Common Control with the Fund

To be provided by amendment.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of May 1, 2026 of each class of securities of the Registrant.

Title of Class	Number of Record Holders
Retail Class Shares	0
Institutional Class Shares	1

Item 30. Indemnification

Under Article 5 of the Registrant’s Amended and Restated By-Laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s Amended and Restated By-Laws incorporated by reference to exhibit (b)(1) to Pre-Effective Amendment No. 1 filed on November 17, 2025.

The Distribution Agreement, the Master Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) described in this Registration Statement provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements which are incorporated by reference to exhibits (h)(1), (j)(1)(2)(3)(4)(5), (k)(1)(2)(i-xliii) to Pre-Effective Amendment No. 4 filed on April 28, 2026

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Investment Managers, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31. Business and Other Connections of Investment Adviser

Loomis Sayles, the investment adviser of the Registrant, provides investment advice to the Registrant and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-170; IARD/CRD No. 105377).

Item 32. Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

(i) Loomis Sayles Credit Income Opportunities Fund
888 Boylston Street Boston, Massachusetts 02199-8197

(ii) Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111

(iii) Natixis Distribution, LLC
888 Boylston Street
Boston, Massachusetts 02199-8197

(iv) Natixis Advisors, LLC
888 Boylston Street
Boston, Massachusetts 02199-8197

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1. Not applicable.

2. Not applicable.

3. The Registrant undertakes:

(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) To include any prospectus required by Section 10(a)(3) of the Securities Act;

(2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d) That, for the purpose of determining liability under the Securities Act to any purchaser:

(1)	if the Registrant is relying on Rule 430B under the Securities Act:

(A)

each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)

each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) under the Securities Act for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C under the Securities Act: Each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B under the Securities Act or prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) That for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6. Not applicable.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Prospectus or Statement of Additional Information.

LOOMIS SAYLES CREDIT INCOME OPPORTUNITIES FUND

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 6th day of May, 2026.

LOOMIS SAYLES CREDIT INCOME OPPORTUNITIES FUND

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President, Chief Executive Officer and Trustee	May 6, 2026

/s/ Matthew J. Block Matthew J. Block	Treasurer, Principal Financial and Accounting Officer	May 6, 2026

Kevin P. Charleston* Kevin P. Charleston	Trustee	May 6, 2026

Edmond J. English* Edmond J. English	Trustee	May 6, 2026

Richard A. Goglia* Richard A. Goglia	Trustee	May 6, 2026

Marina Gross* Marina Gross	Trustee	May 6, 2026

Martin T. Meehan* Martin T. Meehan	Trustee	May 6, 2026

Maureen B. Mitchell* Maureen B. Mitchell	Trustee	May 6, 2026

James P. Palermo* James P. Palermo	Trustee	May 6, 2026

Erik R. Sirri* Erik R. Sirri	Trustee, Chairperson of the Board	May 6, 2026

Kirk A. Sykes* Kirk A. Sykes	Trustee	May 6, 2026

Cynthia L. Walker* Cynthia L. Walker	Trustee	May 6, 2026

*By:	/s/ Susan McWhan Tobin
Susan McWhan Tobin
Attorney-In-Fact 1
May 6, 2026

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Power of Attorney for Kevin P. Charleston, Edmond J. English, David L. Giunta, Richard A. Goglia, Marina Gross, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Kirk A. Sykes, and Cynthia L. Walker dated January 2, 2026 and effective January 2, 2026, designating Michael G. Doherty, Matthew J. Block and Susan McWhan Tobin as attorneys to sign for each Trustee is incorporated by reference to exhibit (s) to Pre-Effective Amendment No. 2 filed on March 10, 2026.